Summary of Significant Accounting Policies - Schedule of Estimated Useful Life for the Intangible Assets (Details)	Dec. 31, 2025
Customer relationships [Member] | Minimum [Member]
Schedule of Estimated Useful Life for the Intangible Assets [Line Items]
Intangible assets, estimated useful life	4 years
Customer relationships [Member] | Maximum [Member]
Schedule of Estimated Useful Life for the Intangible Assets [Line Items]
Intangible assets, estimated useful life	8 years
Purchased software [Member]
Schedule of Estimated Useful Life for the Intangible Assets [Line Items]
Intangible assets, estimated useful life	3 years
Technology [Member]
Schedule of Estimated Useful Life for the Intangible Assets [Line Items]
Intangible assets, estimated useful life	5 years